24. OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions Tables
Summary of other provisions
	As of December 31, 2017	As of December 31, 2016
Concept	ThCh$	ThCh$
Provision for advertising expense (1)	14,716,286	17,653,462
Other provisions (2)	2,704,214	5,071,974
Total	17,420,500	22,725,436

Movements in other provisions
	Provision for advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2017	17,653,462	5,071,974	22,725,436
Provisions made	78,034,245	7,695,966	85,730,211
Provisions used	(80,971,421)	(10,063,726)	(91,035,147)
Closing balance as of December 31, 2017	14,716,286	2,704,214	17,420,500

	Provision for advertising expenses	Other provisions	Total
Movement in provisions	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2016	21,975,491	5,993,819	27,969,310
Provisions made	91,556,851	29,507,110	121,063,961
Provisions used	(95,878,880)	(30,428,955)	(126,307,835)
Closing balance as of December 31, 2016	17,653,462	5,071,974	22,725,436